SHARE BASED PAYMENTS - Fair value measurement of the newly granted equity-settled share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Payments Arrangements [Abstract]
Weighted average fair value at the measurement date ($) (in USD per share)	$ 6.3	$ 11.0	$ 3.3
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility of the share prices (%)	55.40%	87.60%	70.30%
Risk-free interest rate (%)	2.00%	1.10%	0.40%
Expected life of share options (years)	6.2	6.4	6.5
Weighted average share price ($) (in USD per share)	$ 3.2	$ 4.2	$ 1.9
Model used	B&S	B&S	B&S